Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 19, 2020
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 19, 2020
Document Effective Date	May 19, 2020
Prospectus Date	Nov. 01, 2019
AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund
Prospectus:
Trading Symbol	MOM
AGFiQ U.S. Market Neutral Value Fund | AGFiQ U.S. Market Neutral Value Fund
Prospectus:
Trading Symbol	CHEP
AGFiQ U.S. Market Neutral Anti-Beta Fund | AGFiQ U.S. Market Neutral Anti-Beta Fund
Prospectus:
Trading Symbol	BTAL
AGFiQ Hedged Dividend Income Fund | AGFiQ Hedged Dividend Income Fund
Prospectus:
Trading Symbol	DIVA
AGFiQ Global Infrastructure ETF | AGFiQ Global Infrastructure ETF
Prospectus:
Trading Symbol	GLIF
AGFiQ Dynamic Hedged U.S. Equity ETF | AGFiQ Dynamic Hedged U.S. Equity ETF
Prospectus:
Trading Symbol	USHG